Business Segment Information	6 Months Ended
Jun. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

13. Segment and Corporate Information

The Company’s operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarter overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement related to production are centrally managed at Corporate. The Company’s global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the three and six months ended June 30, 2016 and 2015 is set forth below.

	NorthAmerica Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended June 30, 2016
Revenue external customers	$3.167.723	$676.337	$396.757	$174.966	$4.415.783	$4.706	$4.420.489
Inter - segment revenue	1.116	-	4	66	1.186	(1.186)	-
Revenue	3.168.839	676.337	396.761	175.032	4.416.969	3.520	4.420.489
Operating income	512.870	139.499	74.888	16.264	743.521	(102.431)	641.090
Depreciation and amortization	(107.889)	(30.958)	(12.052)	(4.248)	(155.147)	(39.062)	(194.209)
Income (loss) from equity method investees	14.406	(711)	(785)	561	13.471	-	13.471
Capital expenditures, acquisitions and investments	306.069	74.727	9.284	11.027	401.107	68.004	469.111

Three months ended June 30, 2015
Revenue external customers	$2.945.584	$667.657	$376.099	$202.693	$4.192.033	$6.703	$4.198.736
Inter - segment revenue	1.536	-	18	145	1.699	(1.699)	-
Revenue	2.947.120	667.657	376.117	202.838	4.193.732	5.004	4.198.736
Operating income	428.233	134.242	67.034	15.711	645.220	(98.257)	546.963
Depreciation and amortization	(100.879)	(28.816)	(11.604)	(4.236)	(145.535)	(35.424)	(180.959)
Income (loss) from equity method investees	4.005	1.818	834	140	6.797	-	6.797
Capital expenditures, acquisitions and investments	166.171	41.434	11.006	5.442	224.053	71.197	295.250

Six months ended June 30, 2016
Net revenue external customers	$6.211.512	$1.307.121	$771.091	$328.218	$8.617.942	$7.875	$8.625.817
Inter - segment revenue	2.136	-	10	98	2.244	(2.244)	-
Revenue	6.213.648	1.307.121	771.101	328.316	8.620.186	5.631	8.625.817
Operating Income	949.316	269.343	139.968	27.145	1.385.772	(204.391)	1.181.381
Depreciation and amortization	(209.214)	(59.180)	(23.599)	(7.848)	(299.841)	(76.151)	(375.992)
Income (loss) from equity method investees	30.939	659	(227)	671	32.042	-	32.042
Total assets	17.853.135	3.621.133	1.817.984	706.713	23.998.965	2.553.786	26.552.751
thereof investments in equity method investees	314.621	226.155	111.083	26.974	678.833	-	678.833
Capital expenditures, acquisitions and investments (1)	549.539	103.770	17.855	15.818	686.982	123.365	810.347

Six months ended June 30, 2015
Net revenue external customers	$5.717.063	$1.296.663	$729.137	$400.572	$8.143.435	$15.228	$8.158.663
Inter - segment revenue	2.826	-	18	244	3.088	(3.088)	-
Revenue	5.719.889	1.296.663	729.155	400.816	8.146.523	12.140	8.158.663
Operating Income	768.317	275.498	151.546	33.568	1.228.929	(177.566)	1.051.363
Depreciation and amortization	(198.069)	(57.142)	(22.435)	(9.049)	(286.695)	(70.118)	(356.813)
Income (loss) from equity method investees	8.511	2.881	1.196	413	13.001	-	13.001
Total assets (2),(3)	16.834.078	3.463.556	1.793.006	702.015	22.792.655	2.370.226	25.162.881
thereof investments in equity method investees	280.427	221.172	111.052	25.633	638.284	-	638.284
Capital expenditures, acquisitions and investments (4)	287.403	72.184	23.935	10.901	394.423	123.919	518.342

(1) North America, EMEA and Latin America acquisitions exclude $8,370, $90,445 and $4,122 respectively of non-cash acquisitions for 2016.
(2) At June 30, 2015 debt issuance costs in the amount of $56,755 have been reclassified from Prepaid expenses and other current assets and Other assets to Long-term debt and capital lease obligations to conform to the current year´s presentation.
(3) Deferred taxes which were classified as current at June 30, 2015 have been reclassified to noncurrent in accordance with Accounting Standards Update 2015-17, Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes. Deferred taxes previously recorded in 2015 within current assets and liabilities have been reclassified to noncurrent assets and liabilities in the amount of $223,648 and $36,402, respectively. As a result of deferred tax netting, noncurrent assets and liabilities were then adjusted in the amount of $190,585.
(4) EMEA, Asia-Pacific and Latin America acquisitions exclude $16,105, $36,443 and $250, respectively, of non-cash acquisitions for 2015.